SHARE-BASED PAYMENTS - Summary of the activity for the options granted under the share award scheme (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares
SHARE-BASED PAYMENTS
Number of options - Vested and expected | shares	0
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	17,068,100	17,068,100
Number of options - Granted | shares	0	0
Number of options - Forfeited | shares	(2,611,210)	(2,611,210)
Number of options - Exercised | shares	0	0
Number of options - Outstanding at ending | shares	14,456,890	14,456,890		17,068,100
Number of options - Vested and expected | shares	14,456,890
Number of options - Exercisable | shares	12,391,620
Weighted- average exercise price - Outstanding at beginning	$ 0.87
Weighted- average exercise price - Forfeited	0.87
Weighted- average exercise price - Outstanding at ending	0.87		$ 0.87
Weighted- average exercise price - Vested and expected	0.87
Weighted- average exercise price - Exercisable	0.87
Weighted- average grant- date fair value - Outstanding at beginning	0.31
Weighted- average grant- date fair value - Granted					$ 0.31
Weighted- average grant- date fair value - Forfeited	0.29
Weighted- average grant- date fair value - Outstanding at ending	0.32		0.31
Weighted- average grant date fair value - Vested and expected	0.32
Weighted- average grant- date fair value - Exercisable	$ 0.31
Weighted- average remaining contractual term - Outstanding	0 years	0 years		6 years 11 months 19 days
Weighted- average remaining contractual term - Vested and expected	5 years 11 months 19 days	5 years 11 months 19 days
Weighted- average remaining contractual term - Exercisable	5 years 11 months 15 days	5 years 11 months 15 days
Aggregate intrinsic value - Exercised | ¥						¥ 1,561
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	104,003,481	104,003,481
Number of options - Granted | shares	154,646,877	154,646,877				0
Number of options - Forfeited | shares	(12,449,108)	(12,449,108)
Number of options - Exercised | shares	(40,048,900)	(40,048,900)
Number of options - Outstanding at ending | shares	206,152,350	206,152,350		104,003,481
Number of options - Vested and expected | shares	206,152,350
Number of options - Exercisable | shares	63,021,373
Weighted- average exercise price - Outstanding at beginning	$ 0.01
Weighted- average exercise price - Granted	0.01
Weighted- average exercise price - Forfeited	0.01
Weighted- average exercise price - Exercised	0.01
Weighted- average exercise price - Outstanding at ending	0.01		0.01
Weighted- average exercise price - Vested and expected	0.01
Weighted- average exercise price - Exercisable	0.01
Weighted- average grant- date fair value - Outstanding at beginning	0.32
Weighted- average grant- date fair value - Granted	0.27		0.33
Weighted- average grant- date fair value - Forfeited	0.37
Weighted- average grant- date fair value - Exercised	0.28
Weighted- average grant- date fair value - Outstanding at ending	0.29		$ 0.32
Weighted- average grant date fair value - Vested and expected	0.29
Weighted- average grant- date fair value - Exercisable	$ 0.26
Weighted- average remaining contractual term - Outstanding	9 years 4 months 17 days	9 years 4 months 17 days		9 years 5 months 8 days
Weighted- average remaining contractual term - Vested and expected	9 years 4 months 17 days	9 years 4 months 17 days
Weighted- average remaining contractual term - Exercisable	9 years 2 months 23 days	9 years 2 months 23 days
Aggregate intrinsic value - Outstanding | $	$ 54,682		$ 25,786
Aggregate intrinsic value - Exercised	9,692	¥ 68,812		¥ 5,297
Aggregate intrinsic value - Vested and expected | $	54,682
Aggregate intrinsic value - Exercisable | $	$ 15,251